Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Income (Loss) to common shareholders (Numerator)	$ (2,206,260)	$ (1,252,759)	$ (57,529,338)	$ 3,978,337
Basic weighted average number of common shares outstanding (Denominator)			1,551,749,054	924,582,860
Diluted weighted average number of common shares outstanding (Denominator)			1,551,749,054	924,582,860